Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables [Abstract]
Trade and Other Receivables
Trade and other receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,260,227	(71,985)	—	7,188,242
Other receivables		652,782	(50,071)	(2,077)	600,634

		7,913,009	(122,056)	(2,077)	7,788,876

Non-current assets
Trade receivables		491,509	—	—	491,509
Other receivables		1,455,860	(37,590)	(6,264)	1,412,006

		1,947,369	(37,590)	(6,264)	1,903,515

	￦	9,860,378	(159,646)	(8,341)	9,692,391

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,499,285	(173,583)	—	7,325,702
Other receivables		614,212	(9,199)	(1,743)	603,270

		8,113,497	(182,782)	(1,743)	7,928,972

Non-current assets
Trade receivables		449,191	—	(414)	448,777
Other receivables		1,380,983	(68,809)	(6,154)	1,306,020

		1,830,174	(68,809)	(6,568)	1,754,797

	￦	9,943,671	(251,591)	(8,311)	9,683,769

Other receivables
Other receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	360,021	(50,071)	—	309,950
Accrued income		62,063	—	—	62,063
Deposits		193,720	—	(2,077)	191,643
Finance lease receivables		12,225	—	—	12,225
Others		24,753	—	—	24,753

		652,782	(50,071)	(2,077)	600,634

Non-current assets
Non-trade receivables		80,393	(26,942)	—	53,451
Accrued income		174	—	—	174
Deposits		320,935	—	(6,264)	314,671
Finance lease receivables		960,649	—	—	960,649
Others		93,709	(10,648)	—	83,061

		1,455,860	(37,590)	(6,264)	1,412,006

	￦	2,108,642	(87,661)	(8,341)	2,012,640

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	314,256	(9,199)	—	305,057
Accrued income		54,002	—	—	54,002
Deposits		228,317	—	(1,743)	226,574
Finance lease receivables		13,067	—	—	13,067
Others		4,570	—	—	4,570

		614,212	(9,199)	(1,743)	603,270

Non-current assets
Non-trade receivables		112,983	(59,117)	—	53,866
Accrued income		182	—	—	182
Deposits		331,071	—	(6,154)	324,917
Finance lease receivables		849,554	—	—	849,554
Others		87,193	(9,692)	—	77,501

		1,380,983	(68,809)	(6,154)	1,306,020

	￦	1,995,195	(78,008)	(7,897)	1,909,290

Aging analysis of trade receivables
Aging analysis of trade receivables as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Trade receivables: (not overdue, not impaired)	￦	7,592,363	7,698,604

Trade receivables: (overdue, not impaired)		820	7,117

Less than 60 days		820	7,117

Trade receivables: (impairment reviewed)		158,553	242,755

60 ~ 90 days		44,277	39,070
90 ~ 120 days		18,917	17,502
120 days ~ 1year		42,534	55,242
Over 1 year		52,825	130,941

		7,751,736	7,948,476
Less: allowance for doubtful accounts		(71,985)	(173,583)
Less: present value discount		—	(414)

	￦	7,679,751	7,774,479

Aging analysis of other receivables
Aging analysis of other receivables as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Other receivables: (not overdue, not impaired)	￦	1,887,620	1,810,075

Other receivables: (overdue, not impaired)		46,887	47,532

Less than 60 days		46,887	47,532

Other receivables: (impairment reviewed)		174,135	137,588

60 ~ 90 days		7,352	44
90 ~ 120 days		2,160	1,017
120 days ~ 1year		17,613	11,042
Over 1 year		147,010	125,485

		2,108,642	1,995,195
Less: allowance for doubtful accounts		(87,661)	(78,008)
Less: present value discount		(8,341)	(7,897)

	￦	2,012,640	1,909,290

Changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015		2016		2017
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	80,644	67,932	51,956	91,746	71,985	87,661
Bad debt expense		1,308	18,473	38,719	233	126,714	1,778
Write-off		(28,978)	(888)	(18,939)	(928)	(32,995)	(3,129)
Reversal		(1,018)	(413)	—	(5,489)	—	(2,166)
Others		—	6,642	249	2,099	7,879	(6,136)

Ending balance	￦	51,956	91,746	71,985	87,661	173,583	78,008